CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Profit for the year	$ 6,568	$ 302	$ 4,757
Other comprehensive (loss)/income to be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations, net of tax of $0	(5,459)	784	(9,506)
Exchange differences, total	(5,459)	784	(9,506)
Other comprehensive (loss)/income not to be reclassified to profit or loss in subsequent periods:
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(67)	1,104	(1,352)
Income tax effect	15	(221)	270
Other comprehensive (loss)/income from equity instruments measured at fair value, net of tax	(52)	883	(1,082)
Re-measuring income on defined benefit plans	(390)	1,885	732
Income tax effect	78	(377)	(147)
Defined benefit pension plan, net of tax	(312)	1,508	585
Other comprehensive (loss)/income for the year, net of tax	(5,823)	3,175	(10,003)
Total comprehensive income/(loss) for the year, net of tax	745	3,477	(5,246)
Attributable to:
Equity holders of the parent	(2,101)	5,464	(3,827)
Non-controlling interests	2,846	(1,987)	(1,419)
Total comprehensive income/(loss) for the year, net of tax	$ 745	$ 3,477	$ (5,246)